Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10 - Commitments and Contingencies
The Company and Southwest are defendants in miscellaneous legal proceedings. They are also parties to various regulatory proceedings. The ultimate dispositions of these proceedings are not presently determinable; however, it is the opinion of management that no litigation or regulatory proceeding to which the Company and Southwest are currently subject will have a material adverse impact on their financial position, results of operations, or cash flows.
The Company maintains liability insurance that covers both Southwest and Questar Pipelines for various risks associated with the operation of the natural gas pipelines and facilities. In connection with these liability insurance policies, each entity is responsible for an initial deductible or self-insured retention amount per incident, after which the insurance carriers would be responsible for amounts up to the policy limits. For the policy year August 2021 to July 2022, these liability insurance policies require Southwest or Questar Pipelines, as applicable, to be responsible for the first $1 million (self-insured retention) of each incident plus the first $4 million in aggregate claims above its self-insured retention in the policy year.
Centuri maintains liability insurance for various risks associated with its operations. In connection with these liability insurance policies, Centuri is responsible for an initial deductible or self-insured retention amount per occurrence, after which the insurance carriers would be responsible for amounts up to the policy limits. For the policy year May 2021 to April 2022, Centuri is responsible for the first $750,000 (self-insured retention) per occurrence under these liability insurance policies.
In August 2021, natural gas pipe operated by Southwest was involved in an explosion that injured four individuals and damaged property. The explosion was caused by a leak in the pipe, and is under investigation. One of the individuals and his family have formally filed a legal claim against Southwest and other parties. If Southwest is deemed fully or partially responsible, Southwest estimates its exposure could be as much as $5 million (the maximum noted above). For the year ended December 31, 2021, pursuant to Accounting Standards Codification 450, Contingencies, Southwest recorded a $5 million liability related to this incident reflecting the maximum noted above; an estimate of actual loss greater than this exposure (to be covered by insurance) cannot be estimated as of the date these financial statements are issued.
On November 29, 2021, Icahn Partners LP and Icahn Master Fund LP (collectively, “Icahn”) commenced an action in the Court of Chancery for the State of Delaware. The action is captioned Icahn Partners LP, et al. v. John P. Hester, et al., C.A. No. 2021-1031-KSJM (Del. Ch.). The complaint names the Company and the individual members of the Board as defendants. The complaint seeks to allege breach of fiduciary duty claims and, among other things, seeks declaratory and injunctive relief to (1) limit the scope and manner of certain equity issuances by the Company; (2) allow Icahn to proceed with a Special Meeting proposal at the Company’s 2022 Annual Meeting; and (3) require the Board to approve Icahn’s slate of nominees as “continuing directors” under certain of the Company’s debt instruments. After filing the complaint, Icahn sought a temporary restraining order to prohibit defendants from making certain equity issuances. On December 21, 2021, the Court denied Icahn’s request. On January 19, 2022, the defendants filed a motion to dismiss the claims that were subject to Icahn’s motion for a temporary restraining order. The same day, the defendants filed an answer, denying the remaining claims in Icahn’s complaint. A hearing on the claim regarding a proposal for a Special Meeting is set for March 15, 2022. The Company believes that the claims lack merit and intends to vigorously defend against them.
On November 18, 2021, the City Pension Fund for Firefighters and Police Officers in the City of Miami Beach commenced a putative class action lawsuit in the Court of Chancery for the State of Delaware on behalf of a putative class of persons who purchased the Company’s stock. The action is captioned City Pension Fund for Firefighters and Police Officers in the City of Miami Beach v. Robert L. Boughner, et al., C.A. No. 2021-0990-KSJM (Del. Ch.). The complaint was later amended on November 30, 2021. The amended complaint names the Company and the individual members of the Board as defendants. The complaint seeks to assert breach of fiduciary duty claims, alleging that the Board’s recommendation that stockholders reject Icahn’s tender offer to purchase shares of the Company’s common stock omitted material information about the Company’s financial analysis; and seeks to have the Board approve Icahn’s slate of nominees as “continuing directors” under certain of the Company’s debt instruments. The Company believes that the claims lack merit and intends to vigorously defend against them.
Through an assessment process of commitments and contingencies of any kind, the Company and Southwest may determine that certain costs are likely to be incurred in the future related to specific legal matters. In these circumstances and in accordance with accounting policies, the Company and Southwest will make an accrual, as necessary.